Description of business and significant accounting policies and practices (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Reportable_Segments	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Number of reportable segments	3
Advertising expense	$ 43	$ 44	$ 42
Consigned inventory	129	130
Maximum length to maturity of a security, from the investment date, where it is classified as cash and cash equivalent (in months)	3 months
Minimum length to maturity of a security, from the investment date, where it is classified as a short-term investment (in months)	3 months
Net income	2,236	3,228	1,470
Basic EPS:
Income allocated to common stock for basic EPS calculation	2,201	3,184	1,456
Weighted average number of shares outstanding, basic (in shares)	1,151	1,199	1,260
Basic EPS (in dollars per share)	$ 1.91	$ 2.66	$ 1.16
Adjustment for dilutive shares:
Stock-based compensation plans (in shares)	20	14	9
Diluted EPS:
Income allocated to common stock for diluted EPS calculation	2,202	3,184	1,456
Weighted average number of shares outstanding, diluted (in shares)	1,171	1,213	1,269
Diluted EPS (in dollars per share)	$ 1.88	$ 2.62	$ 1.15
Anti-dilutive shares, stock-based compensation (in shares)	41	88	135
Basic EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	(35)	(44)	(14)
Diluted EPS [Member] | Less income allocated to RSUs [Member]
Accounting Policies [Line Items]
Net income	$ (34)	$ (44)	$ (14)